DEFERRED TECHNOLOGY EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
DEFERRED TECHNOLOGY EXPENSES

(6)	DEFERRED TECHNOLOGY EXPENSES

The Company incurs payments to various technology vendors for the implementation and customization of software used in its business. Such payments generally have a term ranging from 12 months to 84 months.

The following table summarizes deferred technology expenses and related accumulated amortization as of the dates indicated:

	March 31,	December 31,
	2026	2025

Deferred expenses	$4,189	$4,001
Accumulated amortization	(1,581)	(1,377)

Total	$2,608	$2,624

Amortization expense for the three months ended March 31, 2026 and 2025 was $0.2 million and $0.3 million, respectively.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

(8)	DEFERRED TECHNOLOGY EXPENSES

The Company incurs payments to various technology vendors for the implementation and customization of software used in its business. Such payments generally have a term ranging from 12 months to 84 months.

The following table summarizes deferred technology expenses and related accumulated amortization as of December 31:

	December 31,
	2025	2024

Deferred expenses	$4,001	$4,034
Accumulated amortization	(1,377)	(879)

Total	$2,624	$3,155

Amortization expense for the years ended December 31, 2025 and 2024 was $498 and $334.